STEWARD FUNDS
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
 Steward Select Bond Fund
(“Funds”)

Supplement dated March 8, 2016
To Prospectus and Statement of Additional Information dated August 28, 2015
At its meeting held March 2, 2016, the Funds’ Boards of Directors, including all the Funds’ independent Directors, voted unanimously to approve an amendment to the Funds’ Administrative Services Plan (“Plan”) that will add the Institutional Class of each Fund as a Class under the Plan, effective April 1, 2016.  As a Class under the Plan, the Institutional Class of each Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of each such Class, computed in the manner specified in Steward Funds, Inc. ("SFI") or Capstone Series Fund, Inc. ("CSFI") Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the applicable Fund's or Class’s current prospectus.  The fee will be used to compensate the Funds’ distributor, Capstone Asset Planning Company (“CAPCO”), for (a) payments it makes to third party service organizations that provide administrative services relating to certain group accounts in which Institutional Class shareholders of each Fund participate ("Group Accounts") and (b) such other costs as the applicable Board determines to be reasonably appropriate or necessary to the servicing of such Group Accounts.   In voting unanimously to approve this fee, the Funds’ Directors concluded, in the exercise of their reasonable business judgment and in light of their respective fiduciary duties, that there is a reasonable likelihood that the addition of the Institutional Class of each Fund to the Plan will benefit each of the Funds and Classes, including the Institutional Classes, and their shareholders.  The additional fee imposed on Institutional Class shares by this amendment was determined by the Directors to be advisable and appropriate in order to assure to Institutional Class shareholders the ability to participate in Group Accounts and to receive the services associated with such participation.  Disclosure throughout the Funds’ Prospectus and Statement of Additional Information dated August 28, 2015, is modified to the extent necessary to reflect this amendment, including particularly the following sections:
1.	Effective April 1, 2016, the information on “Shareholder Fees”, “Annual Operating Expenses” and “Example” of costs for each Class is modified to read as follows:
STEWARD LARGE CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class

SHAREHOLDER FEES (fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Individual Class	Institutional Class*
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.46%	0.45%
Total annual Fund operating expenses	0.86%	0.60%

Example - This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$88	$274	$477	$1,060
Institutional Class*	$61	$192	$335	$750

_______________
*
Effective April 1, 2016.  As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund’s or Class’s current prospectus.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND -- Individual Class and Institutional Class

SHAREHOLDER FEES (fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Individual Class	Institutional Class*
Management fees	0.15%	0.15%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.44%	0.51%
Total annual Fund operating expenses	0.84%	0.66%

Example - This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$86	$268	$466	$1,037
Institutional Class*	$67	$211	$368	$822
_______________
*
Effective April 1, 2016.  As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund’s or Class’s current prospectus.

STEWARD GLOBAL EQUITY INCOME FUND -- Individual Class and Institutional Class

SHAREHOLDER FEES (fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Individual Class	Institutional Class*
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.46%	0.46%
Total annual Fund operating expenses	1.01%	0.76%

Example - This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$103	$322	$558	$1,236
Institutional Class*	$78	$243	$422	$942
_______________
*
Effective April 1, 2016.  As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund’s or Class’s current prospectus.

STEWARD INTERNATIONAL ENHANCED INDEX FUND -- Individual Class and Institutional Class

SHAREHOLDER FEES (fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Individual Class	Institutional Class*
Management fees	0.30%	0.30%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.47%	0.44%
Total annual Fund operating expenses	1.02%	0.74%

Example - This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$104	$325	$563	$1,248
Institutional Class*	$76	$237	$411	$918
_______________
*
Effective April 1, 2016.  As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund’s or Class’s current prospectus.

STEWARD SELECT BOND FUND -- Individual Class and Institutional Class

SHAREHOLDER FEES (fees paid directly from your investment)
	Individual Class	Institutional Class
Maximum sales charge (load) imposed on purchases	0.00%	0.00%
Maximum deferred sales charge	0.00%	0.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	0.00%	0.00%
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	$12.00	$12.00

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
	Individual Class	Institutional Class*
Management fees	0.25%	0.25%
Distribution (12b-1) fees	0.25%	None
Other expenses	0.46%	0.47%
Total annual Fund operating expenses	0.96%	0.72%

Example - This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Individual Class	$98	$306	$531	$1,178
Institutional Class*	$74	$230	$401	$894
_______________
*
Effective April 1, 2016.  As a Class under the Plan, the Institutional Class of the Fund will be subject to a new additional annual fee of up to 0.10%, calculated based on the average daily net asset value of the Class, computed in the manner specified in SFI's or CSFI's Articles of Incorporation, as applicable, including any amendments or supplements thereto, and in the Fund’s or Class’s current prospectus.

2.	The second paragraph of the section entitled “Distributor: Service and Distribution Plan; Administrative Services Plan” is amended to read as follows:
Each Fund has also adopted an Administrative Services Plan with respect to its Individual Class and, effective as of April 1, 2016, its Institutional Class Shares.  The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class and Institutional Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate.  The amount of such payments may not exceed, on an annual basis, 0.10% of the average daily net assets of the Individual Class shares in the aggregate or the Institutional Class shares of each Fund.  For Individual Class shares, this fee is in addition to fees payable under the Service and Distribution Plan.  Institutional Class shares are not subject to the Service and Distribution Plan.
3.	Information in the Funds’ Statement of Additional Information about the Administrative Services Plan is modified to read as follows:
Each Fund has also adopted an Administrative Services Plan with respect to its Individual Class and Institutional Class shares.  The Institutional Class shares were added to the Plan by amendment effective April 1, 2016.  The Administrative Services Plan, as amended, provides that the Individual Class and Institutional Class of each Fund shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders of each Class participate.  This fee is limited, on an annual basis, to 0.10% of the average daily net assets of each Class.  For the Individual Class, this fee is in addition to fees payable under the Service and Distribution Plan.